File No. 333-156701


                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                AMENDMENT NO. 2


                                       TO

                                    FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                                    FT 1955
                MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 30
                             (Exact Name of Trust)

                          FIRST TRUST PORTFOLIOS L.P.
                           (Exact Name of Depositor)

                             120 East Liberty Drive

                                   Suite 400
                            Wheaton, Illinois 60187

         (Complete address of Depositor's principal executive offices)

         FIRST TRUST PORTFOLIOS L.P.        CHAPMAN AND CUTLER LLP
         Attn: James A. Bowen               Attn: Eric F. Fess
         120 East Liberty Drive             111 West Monroe Street
         Suite 400                          Chicago, Illinois  60603
         Wheaton, Illinois  60187



               (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:           immediately upon filing pursuant to paragraph (b)
:__X_:           May 31, 2011
:____:           60 days after filing pursuant to paragraph (a)
:____:           on (date) pursuant to paragraph (a) of rule (485 or 486)


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                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                           OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                                             The facing sheet

                                             The purpose of the Amendment

                                             The signatures


                      THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 1955 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


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                               SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 1955, MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 30, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on May 31, 2011.

                                FT 1955

                                MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 30
                                   (Registrant)

                                By: FIRST TRUST PORTFOLIOS L.P.
                                   (Depositor)


                                By: Jason T. Henry
                                    Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

              NAME                   TITLE*                          DATE

James A. Bowen                    Director                  )
                                  of The Charger            )
                                  Corporation, the          )May 31, 2011
                                  General Partner of        )
                                  First Trust               )
                                  Portfolios L.P.           )
                                                            )
                                                            )
                                                            )
                                                            )Jason T. Henry
                                                            )Attorney-in-Fact**
                                                            )
                                                            )
                                                            )


   * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

   ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 2 to Form S-6 of FT 2669 (File No. 333-169625) and the same is hereby incorporated herein by this reference.


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